Restructuring Charges (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) office	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2014 vessel	Nov. 30, 2013 vessel
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 26,811	$ 14,017	$ 9,826
Number of offices closed | office	2
Number of vessels | vessel					5
Restructuring liability	$ 5,600	3,200
Special Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reimbursement revenue		$ 8,400
In-Chartered [Member] | Special Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Number of vessels | vessel				1